Stock Based Compensation	12 Months Ended
Jun. 30, 2014
Stock Based Compensation

12. Stock Based Compensation

The shareholders of the Company approved the adoption by STA Holdings of the EIP, at the annual general meeting held on December 8, 2005. As part of the 2005 EIP plan formation, the shareholders approved an initial allotment of 717,747 Class B Series Two common shares of STA Holdings. On November 13, 2008, an additional allotment of 1,446,291 Class B Series Two common shares was approved by the shareholders, which have been granted to management.

These shares are accounted for as a liability upon issuance, as a result of a put option they contain, which may be granted to management.

On March 5, 2010, STA Holdings amended its Certificate of Incorporation in order to differentiate those Class B common shares issued pursuant to the EIP while the Company was under the IPS structure from those issued and those to be issued subsequent to the end of the IPS structure. Pursuant to the amendment, the authorized Class B Series Two common shares were split into Class B Series Two common shares, which have been issued pursuant to the EIP during the period the IPS structure was in place, and Class B Series Three common shares, which will be utilized for all future share grants under the EIP, subsequent to March 5, 2010. On November 8, 2012, an additional allotment of 2,265,000 Class B Series Three common shares was approved by the shareholders. The holders of the Class B Series Two common shares are entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the distributions per IPS that were paid historically to the holders of IPS’s. The holders of the Class B Series Three common shares are entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the dividends received by the holders of STI common shares.

Pursuant to the liquidity provisions of the EIP, all Class B Series Two common shares historically granted, that remain outstanding, are available to be “put” back to the Company, while the holders of Class B Series Three common shares will have an option to “put” up to one third of the shares awarded each year back to the Company, starting one year immediately following the grant. All new share awards under the EIP will be in the form of grants of Class B Series Three common shares, and there will be no further issuances of Class B Series Two common shares.

Class B shares granted are fully vested on the grant date. These shares are classified as a liability and re-measured at fair value at the end of each reporting period. Changes in fair value and dividends on the Class B Series Two and Class B Series Three common shares are recorded as a component of other expense (income), in the consolidated statement of operations. The Company recorded an expense of $0.9 million and income of $0.8 million for the years ended June 30, 2014 and 2013, respectively, associated with the change in fair value on the Class B shares. The Company recorded $0.8 million and $0.7 million in dividend payments for the years ended June 30, 2014 and 2013, respectively, which are recorded as a component of other expense, in the consolidated statement of operations.

The following tables summarize the Class B Series Two common shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2014
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2013	254,965	(190,449)	64,516
Redemptions	(3,050)	—	(3,050)

Shares outstanding at June 30, 2014	251,915	(190,449)	61,466

Pursuant to the liquidity provision of the EIP plan, 3,050 shares were “put” back to the Company during the year ended June 30, 2014 for which the Company paid thirty one thousand dollars. The fair value of the Class B Series Two common shares outstanding at June 30, 2014 represents a liability of $0.6 million all of which is recorded in other current liabilities. This amount represents the current value of those shares eligible to put in the next twelve months pursuant to the EIP plan.

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	327,040	(190,449)	136,591
Redemptions	(72,075)	—	(72,075)

Shares outstanding at June 30, 2013	254,965	(190,449)	64,516

Pursuant to the liquidity provision of the EIP plan, 72,075 shares were “put” back to the Company during the year ended June 30, 2013 for which the Company paid $0.8 million. The fair value of the Class B Series Two common shares outstanding at June 30, 2013 represents a liability of $0.6 million all of which is recorded in other current liabilities. This amount represents the current value of those shares eligible to put in the next twelve months pursuant to the EIP plan.

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2014
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2013	1,634,452	(470,862)	1,163,590
Grants	635,074	(195,289)	439,785
Redemptions	(197,533)	—	(197,533)

Shares outstanding at June 30, 2014	2,071,993	(666,151)	1,405,842

The Company recognized $3.9 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2014, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 197,533 shares were “put” back to the Company during the year ended June 30, 2014 for which the Company paid $1.2 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2014 represents a liability of $9.3 million, of which $6.6 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance is recorded in Class B Series Three common share liability.

	For the year ended June 30, 2013
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111
Grants	495,020	(127,145)	367,875
Redemptions	(121,396)	—	(121,396)

Shares outstanding at June 30, 2013	1,634,452	(470,862)	1,163,590

The Company recognized $3.3 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2013, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 121,396 shares were “put” back to the Company during the year ended June 30, 2013 for which the Company paid $0.8 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2013 represents a liability of $7.0 million, of which $4.6 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance is record in Class B Series Three common share liability.